Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosure And Measurement

Assets measured or disclosed at fair value are summarized below (in thousands):

		Fair value measurement or disclosure at December 31, 2011 using
	Total fair value at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total Losses
	RMB	RMB	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Time deposits	2,419,726		2,419,726
Money market fund	192,324	192,324

Short-term investments
Held-to-maturity securities
Fixed-rate investments	9,834,275		9,834,275
Adjustable-rate investments	100,027		100,027

Fair value measurement
Recurring
Short-term investments
Available-for-sale securities
Adjustable-rate investments	102,682		102,682
Nonrecurring
Long-term investments	—			—	(47,886)
Intangible assets	—			—	(8,040)
Goodwill	—			—	(113,011)

Total assets measured at fair value	102,682	—	102,682	—	(168,937)

			Fair value measurement or disclosure at December 31, 2012 using
	Total fair value at December 31, 2012		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value disclosure
Cash equivalents
Time deposits	3,034,443	487,062		3,034,443
Money market fund	4,854,278	779,165	4,854,278
Short-term investments
Held-to-maturity securities
Fixed-rate investments	17,086,252	2,742,533		17,086,252
Long-term investments
Fixed-rate held-to-maturity investments	514,614	82,601		514,614
Long-term notes payable	9,420,285	1,512,060	9,420,285

Fair value measurement
Recurring
Short-term investments
Available-for-sale securities Fixed-rate investments	3,514,399	564,100		3,514,399
Adjustable-rate investments	17,073	2,740		17,073
Non-recurring
Long-term investments	—	—			—	(169,180)	(27,155)

Total assets measured at fair value	3,531,472	566,840	—	3,531,472	—	(169,180)	(27,155)